Pioneer Global Sustainable Growth Fund
Schedule of Investments  |  December 31, 2023

A: SUGAX	C: SUGCX	Y: SUGYX

Schedule of Investments  |  12/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 96.9% of Net Assets
	Aerospace & Defense — 1.6%
1,518	Hensoldt AG	$ 40,912
	Total Aerospace & Defense	$40,912

	Banks — 2.3%
3,908	FinecoBank Banca Fineco S.p.A.	$ 58,717
	Total Banks	$58,717

	Beverages — 2.1%
315	PepsiCo., Inc.	$ 53,500
	Total Beverages	$53,500

	Broadline Retail — 8.0%
5,900	Alibaba Group Holding, Ltd.	$ 57,019
989(a)	Amazon.com, Inc.	150,269
	Total Broadline Retail	$207,288

	Capital Markets — 3.7%
600	Euronext NV (144A)	$ 52,099
353	Intercontinental Exchange, Inc.	45,336
	Total Capital Markets	$97,435

	Communications Equipment — 1.7%
852	Cisco Systems, Inc.	$ 43,043
	Total Communications Equipment	$43,043

	Consumer Staples Distribution & Retail — 3.1%
182(a)	Dino Polska S.A. (144A)	$ 21,300
1,500	Seven & i Holdings Co., Ltd.	59,407
	Total Consumer Staples Distribution & Retail	$80,707

	Electrical Equipment — 2.1%
183(a)	Generac Holdings, Inc.	$ 23,651
96	Rockwell Automation, Inc.	29,806
	Total Electrical Equipment	$53,457

	Electronic Equipment, Instruments & Components — 1.0%
120	CDW Corp.	$ 27,278
	Total Electronic Equipment, Instruments & Components	$27,278

	Energy Equipment & Services — 2.1%
1,566	Baker Hughes Co.	$ 53,526
	Total Energy Equipment & Services	$53,526

1Pioneer Global Sustainable Growth Fund |  | 12/31/23

Shares		Value
	Entertainment — 3.6%
270	Electronic Arts, Inc.	$ 36,938
1,100	Nintendo Co., Ltd.	57,482
	Total Entertainment	$94,420

	Financial Services — 3.0%
117	Mastercard, Inc., Class A	$ 49,902
471(a)	PayPal Holdings, Inc.	28,924
	Total Financial Services	$78,826

	Food Products — 2.2%
1,902	Associated British Foods Plc	$ 57,334
	Total Food Products	$57,334

	Health Care Equipment & Supplies — 5.2%
360(a)	Edwards Lifesciences Corp.	$ 27,450
500	Hoya Corp.	62,185
3,200	Olympus Corp.	46,181
	Total Health Care Equipment & Supplies	$135,816

	Health Care Providers & Services — 2.3%
585	Cardinal Health, Inc.	$ 58,968
	Total Health Care Providers & Services	$58,968

	Hotels, Restaurants & Leisure — 3.2%
203	Amadeus IT Group S.A.	$ 14,559
384	Hilton Worldwide Holdings, Inc.	69,923
	Total Hotels, Restaurants & Leisure	$84,482

	Household Durables — 1.8%
500	Sony Group Corp.	$ 47,377
	Total Household Durables	$47,377

	Household Products — 1.5%
563	Reckitt Benckiser Group Plc	$ 38,841
	Total Household Products	$38,841

	Insurance — 2.7%
450	Progressive Corp.	$ 71,676
	Total Insurance	$71,676

	Interactive Media & Services — 5.3%
980(a)	Alphabet, Inc., Class C	$ 138,111
	Total Interactive Media & Services	$138,111

Pioneer Global Sustainable Growth Fund |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	IT Services — 4.7%
639	Cognizant Technology Solutions Corp., Class A	$ 48,264
461	International Business Machines Corp.	75,396
	Total IT Services	$123,660

	Life Sciences Tools & Services — 1.8%
88	Thermo Fisher Scientific, Inc.	$ 46,710
	Total Life Sciences Tools & Services	$46,710

	Personal Care Products — 0.4%
73	Estee Lauder Cos., Inc., Class A	$ 10,676
	Total Personal Care Products	$10,676

	Pharmaceuticals — 5.2%
120	Eli Lilly & Co.	$ 69,950
677	Pfizer, Inc.	19,491
468	Sanofi S.A.	46,398
	Total Pharmaceuticals	$135,839

	Professional Services — 3.2%
2,085	RELX Plc	$ 82,692
	Total Professional Services	$82,692

	Semiconductors & Semiconductor Equipment — 8.5%
711(a)	Advanced Micro Devices, Inc.	$ 104,808
48	ASML Holding NV	36,241
307	Microchip Technology, Inc.	27,685
513	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	53,352
	Total Semiconductors & Semiconductor Equipment	$222,086

	Software — 5.5%
284	Microsoft Corp.	$ 106,795
136(a)	Salesforce, Inc.	35,787
	Total Software	$142,582

	Specialty Retail — 1.4%
397	TJX Cos., Inc.	$ 37,243
	Total Specialty Retail	$37,243

	Technology Hardware, Storage & Peripherals — 6.1%
431	Apple, Inc.	$ 82,980
1,258	Samsung Electronics Co., Ltd.	76,512
	Total Technology Hardware, Storage & Peripherals	$159,492

3Pioneer Global Sustainable Growth Fund |  | 12/31/23

Shares		Value
	Textiles, Apparel & Luxury Goods — 1.6%
50	LVMH Moet Hennessy Louis Vuitton SE	$ 40,556
	Total Textiles, Apparel & Luxury Goods	$40,556

	Total Common Stocks (Cost $2,117,861)	$2,523,250

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.4% of Net Assets
50,000(b)	U.S. Treasury Bills, 1/9/24	$ 49,949
40,000(b)	U.S. Treasury Bills, 1/23/24	39,877
	Total U.S. Government and Agency Obligations (Cost $89,813)	$89,826

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $2,207,674)	$2,613,076
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(8,344)
	net assets — 100.0%	$2,604,732

(A.D.R.)	American Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $73,399, or 2.8% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	46,971	CNY	338,000	Goldman Sachs & Co.	2/21/24	$(808)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(808)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
USD	— United States Dollar
Pioneer Global Sustainable Growth Fund |  | 12/31/234

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$40,912	$—	$40,912
Banks	—	58,717	—	58,717
Broadline Retail	150,269	57,019	—	207,288
Capital Markets	45,336	52,099	—	97,435
Consumer Staples Distribution & Retail	—	80,707	—	80,707
Entertainment	36,938	57,482	—	94,420
Food Products	—	57,334	—	57,334
Health Care Equipment & Supplies	27,450	108,366	—	135,816
Hotels, Restaurants & Leisure	69,923	14,559	—	84,482
Household Durables	—	47,377	—	47,377
Household Products	—	38,841	—	38,841
Pharmaceuticals	89,441	46,398	—	135,839
Professional Services	—	82,692	—	82,692
Semiconductors & Semiconductor Equipment	185,845	36,241	—	222,086
Technology Hardware, Storage & Peripherals	82,980	76,512	—	159,492
Textiles, Apparel & Luxury Goods	—	40,556	—	40,556
All Other Common Stocks	939,256	—	—	939,256
U.S. Government and Agency Obligations	—	89,826	—	89,826
Total Investments in Securities	$1,627,438	$985,638	$—	$2,613,076
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(808)	$—	$(808)
Total Other Financial Instruments	$—	$(808)	$—	$(808)
During the period ended December 31, 2023, there were no transfers in or out of Level 3.
5Pioneer Global Sustainable Growth Fund |  | 12/31/23